Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2019
Non-Controlling Interests
Summary of the ownership interest in noncontrolling interest

	June 30, 2019
	LLC	Ownership
	Interests	%
Number of LLC Interests held by Tradeweb Markets Inc.	142,933,192	64.3%
Number of LLC Interests held by non-controlling interests	79,289,005	35.7%
Total LLC Interests outstanding	222,222,197	100%

Summary of the impact on equity due to changes in the Company's ownership interest in noncontrolling interest

The following table summarizes the impact on equity due to changes in the Company’s ownership interest in Tradeweb Markets LLC (in thousands):

	Successor	Successor
	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
Net Income Attributable to Tradeweb Markets Inc. and Transfers (to) from the Non-controlling Interest	2019	2019
Net income attributable to Tradeweb Markets Inc.	$12,828	$12,828
Transfers (to) from non-controlling interest:
Allocation of equity to non-controlling interests arising from the reorganization transactions and IPO	(1,607,529)	(1,607,529)
Change from net income attributable to Tradeweb Markets Inc. and transfers (to) from non-controlling interest	$(1,594,701)	$(1,594,701)